Finance Leases - Summary of Breakdown Maturities of Group's Leases Receivables Acting as Lessor (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Receivable royalties	$ 4,227,243	$ 5,260,601
Unearned financial income	(881,198)	(1,610,376)
Net investment in the lease	3,346,045	3,650,225
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Receivable royalties	1,708,103	1,979,647
More than a year up to two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Receivable royalties	1,321,057	1,622,947
From two to three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Receivable royalties	745,846	1,026,313
From three to five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Receivable royalties	442,841	622,918
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Receivable royalties	$ 9,396	$ 8,776